PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2025
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

NOTE 6: - PROPERTY, PLANT AND EQUIPMENT

	December 31,
	2025	2024
Cost:
Computers, software and electronic equipment	$7,748	$6,086
Office, furniture and equipment	2,346	2,225
Molds and others	4,195	3,231
Leasehold improvements	18,234	17,045
	32,523	28,587
Less - accumulated depreciation	(21,659)	(18,770)
Property, plant and equipment, net	$10,864	$9,817

Depreciation and amortization expenses for the years ended December 31, 2025, 2024 and 2023 amounted to $2,889, $2,698 and $2,458, respectively.